Federated Hermes California Municipal Cash Trust Expense Example - Service Shares [Member] - Federated Hermes California Municipal Cash Trust - SS	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	$ 786